LONG-TERM INVESTMENTS (Schedule of Equity Method Investments) (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Xi'an JiangyuanAndike Ltd. ("JYADK") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	29.70%	29.70%
Equity Method Investments, Fair Value Disclosure	¥ 11,161	¥ 8,035
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	0.00%	59.51%
Equity Method Investments, Fair Value Disclosure	¥ 0	¥ 24,718
Suzhou Shengshan Huiying Venture Capital Investment LLP. ("Suzhou Shengshan") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	5.15%	5.15%	5.41%
Equity Method Investments, Fair Value Disclosure	¥ 9,904	¥ 10,035
Zhejiang Marine Leasing Ltd
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	20.00%	0.00%
Equity Method Investments, Fair Value Disclosure	¥ 166,870	¥ 0